FINANCIAL OBLIGATIONS - Issued bonds by issued date and maturity date - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 26,215,847	$ 23,427,826
Payments of bonds	1,758,387	4,072,742	$ 7,837,898
Banco de Bogota S.A.
Disclosure of detailed information about borrowings [line items]
Payments of bonds	209,472
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 9,472,568	9,554,831
Colombia, Pesos | Parent Company [Member]
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 24/11/2016 and 12/12/2024
Bonds issued	$ 1,177,903	1,136,702
Maturity Date	Between 24/11/2026 and 28/06/2042
Interest Rate	10.08%
Payments of bonds	$ 226,830
Bonds issued	$ 271,600
Colombia, Pesos | Parent Company [Member] | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.69%
Colombia, Pesos | Parent Company [Member] | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	6.16%
Colombia, Pesos | Banco AV Villas
Disclosure of detailed information about borrowings [line items]
Issue Date	23/02/2021
Bonds issued	$ 87,020	296,689
Maturity Date	23/02/2026
Payments of bonds	$ 208,231
Colombia, Pesos | Banco AV Villas | CPI [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.36%
Colombia, Pesos | Banco de Bogota S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 24/09/2020 and 25/07/2024
Bonds issued	$ 1,088,630	791,579
Maturity Date	Between 24/09/2025 and 25/07/2028
Bonds issued	$ 508,962
Colombia, Pesos | Banco de Bogota S.A. | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.75%
Colombia, Pesos | Banco de Bogota S.A. | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	10.45%
Colombia, Pesos | Banco de Bogota S.A. | CPI [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.16%
Colombia, Pesos | Banco de Occidente S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 09/08/2012 and 20/08/2020
Bonds issued	$ 1,876,405	2,121,344
Maturity Date	Between 30/01/2025 and 14/12/2032
Payments of bonds	$ 281,306
Colombia, Pesos | Banco de Occidente S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.37%
Colombia, Pesos | Banco de Occidente S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.65%
Colombia, Pesos | Corporacion Financiera Colombiana S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 11/12/2012 and 19/12/2024
Bonds issued	$ 3,871,660	3,205,530
Maturity Date	Between 23/01/2025 and 19/11/2045
Interest Rate	3.77%
Payments of bonds	$ 172,548
Bonds issued	$ 789,992
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.58%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	6.30%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | BBI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.75%
Colombia, Pesos | Banco Popular S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 12/10/2016 and 10/03/2022
Bonds issued	$ 1,370,950	2,002,987
Maturity Date	Between 04/02/2025 and 10/03/2027
Payments of bonds	$ 628,383
Colombia, Pesos | Banco Popular S.A. | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.12%
Colombia, Pesos | Banco Popular S.A. | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	10.20%
Colombia, Pesos | Banco Popular S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.58%
Colombia, Pesos | Banco Popular S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.13%
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 16,743,279	13,872,995
Foreign currency [member] | Banco de Bogota S.A. and MFH
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 9,316,131	8,127,937
Foreign currency [member] | Banco de Bogota S.A. Under rule 144A
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 12/05/2016 and 24/03/2023
Bonds issued	$ 7,720,126	6,750,155
Maturity Date	Between 12/05/2026 and 24/03/2033
Foreign currency [member] | Banco de Bogota S.A. Under rule 144A | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.38%
Foreign currency [member] | Banco de Bogota S.A. Under rule 144A | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.25%
Foreign currency [member] | Banco de Bogota S.A. Under rule 144A | SOFR6
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.75%
Foreign currency [member] | Multi Financial Holding
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 04/02/2020 and 21/06/2024
Bonds issued	$ 1,596,005	1,377,782
Maturity Date	Between 04/02/2025 and 28/12/2033
Payments of bonds	$ 36,247
Bonds issued	$ 42,969
Foreign currency [member] | Multi Financial Holding | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	3.00%
Foreign currency [member] | Multi Financial Holding | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.75%
Foreign currency [member] | Banco de Occidente S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	13/05/2024
Bonds issued	$ 791,791
Maturity Date	13/08/2034
Interest Rate	10.88%
Foreign currency [member] | Grupo Aval Limited
Disclosure of detailed information about borrowings [line items]
Issue Date	4/02/2020
Bonds issued	$ 4,428,224	3,834,985
Maturity Date	4/02/2030
Interest Rate	4.38%
Foreign currency [member] | Promigas S.A. and Gases del Pacfico S.A.C. Under rule 144A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 16/10/2019 and 22/10/2020
Bonds issued	$ 2,207,133	$ 1,910,073
Maturity Date	Between 16/10/2029 and 22/10/2029
Interest Rate	3.75%